Geographical Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 83,960	$ 68,790
Property, plant and equipment	10,937	9,983
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53,238	42,258
Property, plant and equipment	7,202	5,902
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30,296	25,390
Property, plant and equipment	174	283
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	3,561	3,798
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 426	$ 1,142